Schedule Future Minimum Lease Payments Receivable (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Lessor Lease Description [Line Items]
2022	$ 476,230
2023	427,800
2024	356,486
2025	277,418
2026	201,427
2027 and thereafter	380,581
Total future minimum lease payments receivable	2,119,942
Owned Fleet
Lessor Lease Description [Line Items]
2022	446,284
2023	400,845
2024	332,978
2025	258,530
2026	187,451
2027 and thereafter	364,757
Total future minimum lease payments receivable	1,990,845
Managed Fleet
Lessor Lease Description [Line Items]
2022	29,946
2023	26,955
2024	23,508
2025	18,888
2026	13,976
2027 and thereafter	15,824
Total future minimum lease payments receivable	$ 129,097